NATIXIS ETF TRUST II

April 24, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Form N-1A/A Filing for Natixis ETF Trust II

Dear Sir or Madam:

On behalf of Natixis ETF Trust II (the "Registrant"), transmitted for filing is Pre- Effective Amendment No. 1 (the "Amendment") to the registration statement on Form N-1A. The attached Amendment is being filed under the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended.

The Registrant is filing the Amendment on behalf of the initial series of the Trust, Natixis U.S. Equity Opportunities ETF, Natixis Vaughan Nelson Select ETF, Natixis Vaughan Nelson Mid Cap ETF (the "Funds"), in order to provide more detail for the Funds.

Please direct any questions on the attached materials to me at (617) 449-2818.

Very truly yours,

/s/ John DelPrete

John DelPrete